Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,410,037	$ 276,464
Accounts receivable, net	2,578,259	191,022
Inventory	4,123,246	1,874,949
Prepaid inventory	563,131	97,930
Prepaid expenses	563,164	137,692
Total current assets	10,237,837	2,578,057
Property and equipment:
Construction in progress	1,522,465	2,487,673
Property and equipment	6,287,422	3,055,579
Less accumulated depreciation	(967,602)	(508,257)
Total property and equipment, net	6,842,285	5,034,995
Security deposit	346,616	24,000
Right-of-use asset	4,061,820	1,261,525
Total assets	21,488,558	8,898,577
Current liabilities:
Accounts payable	853,535	392,691
Accrued interest	860,693	226,575
Accrued expenses	648,947	218,368
Current portion of operating lease liabilities	550,941	52,543
Total current liabilities	5,771,200	890,177
Operating lease liabilities	3,671,729	1,301,355
Total liabilities	14,208,109	6,087,690
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value, 20,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value, 500,000,000 shares authorized, 6,029,371 and 4,847,384 shares issued and outstanding at December 31, 2023 and 2022, respectively	6,029	4,847
Additional paid-in capital	66,014,415	58,485,602
Accumulated deficit	(58,739,995)	(55,679,562)
Total stockholders' equity	7,280,449	2,810,887
Total liabilities and stockholders' equity	21,488,558	8,898,577
Related Party [Member]
Current liabilities:
Current maturities of notes payable	2,543,146	0
Notes payable, net	4,171,142	3,502,243
Nonrelated Party [Member]
Current liabilities:
Current maturities of notes payable	313,938	0
Notes payable, net	$ 594,038	$ 393,915